GOODWILL AND INTANGIBLE ASSETS (Details - Amortization schedule) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2022	$ 42,505
2023	170,022
2024	170,022
2025	170,022
2026	93,708
Thereafter	247,513
Total remaining intangible assets subject to amortization	$ 893,792	$ 686,827